Balanced Portfolio as of June 30, 1998
PORTFOLIO OF INVESTMENTS (Unaudited)




Common Stocks -- 66.0%

Security                                Shares              Value
-------------------------------------------------------------------------

Aerospace and Defense -- 0.9%
-------------------------------------------------------------------------
General Motors Corp., Class H*            60,000            $  2,827,500
Raytheon Co., Class A                      3,826                 220,473
-------------------------------------------------------------------------
                                                            $  3,047,973
-------------------------------------------------------------------------

Auto and Parts -- 2.5%
-------------------------------------------------------------------------
General Motors Corp.                      60,000            $  4,008,750
Magna International, Inc., Class A        75,000               5,146,875
-------------------------------------------------------------------------
                                                            $  9,155,625
-------------------------------------------------------------------------

Banks - Regional -- 1.9%
-------------------------------------------------------------------------
Norwest Corp.                            180,000            $  6,727,500
-------------------------------------------------------------------------
                                                            $  6,727,500
-------------------------------------------------------------------------

Banks and Money Services -- 0.6%
-------------------------------------------------------------------------
Banco Latinoamericano de
Exportaciones                             75,000            $  2,306,250
-------------------------------------------------------------------------
                                                            $  2,306,250
-------------------------------------------------------------------------

Beverages -- 0.9%
-------------------------------------------------------------------------
PepsiCo, Inc.                             80,000            $  3,295,000
-------------------------------------------------------------------------
                                                            $  3,295,000
-------------------------------------------------------------------------

Chemicals -- 2.1%
-------------------------------------------------------------------------
Monsanto Co.                              65,000            $  3,631,875
Praxair, Inc.                             80,000               3,745,000
-------------------------------------------------------------------------
                                                            $  7,376,875
-------------------------------------------------------------------------

Computers and Business Equipment -- 1.0%
-------------------------------------------------------------------------
Hewlett-Packard Co.                       60,000            $  3,592,500
-------------------------------------------------------------------------
                                                            $  3,592,500
-------------------------------------------------------------------------

Drugs -- 8.5%
-------------------------------------------------------------------------
Elan Corp., PLC ADR*                      75,000            $  4,823,438
Lilly (Eli) & Co.                         70,000               4,624,375
Pfizer, Inc.                              37,800               4,108,388
Sepracor, Inc.*                           80,000               3,320,000
SmithKline Beecham PLC ADR                70,000               4,235,000
-------------------------------------------------------------------------
Warner-Lambert Co.                       135,000               9,365,624
-------------------------------------------------------------------------
                                                            $ 30,476,825
-------------------------------------------------------------------------

Electric Utilities -- 1.1%
-------------------------------------------------------------------------
The Southern Co.                         140,000            $  3,876,250
-------------------------------------------------------------------------
                                                            $  3,876,250
-------------------------------------------------------------------------

Electronics - Semiconductors -- 2.2%
-------------------------------------------------------------------------
Intel Corp.                               70,000            $  5,188,750
LSI Logic, Inc.*                         120,000               2,767,500
-------------------------------------------------------------------------
                                                            $  7,956,250
-------------------------------------------------------------------------

Environmental Services -- 1.2%
-------------------------------------------------------------------------
U.S.A. Waste Services, Inc.*              90,000            $  4,443,750
-------------------------------------------------------------------------
                                                            $  4,443,750
-------------------------------------------------------------------------

Financial - Miscellaneous -- 3.4%
-------------------------------------------------------------------------
Federal National Mortgage
Association                               75,000            $  4,556,250
MBNA Corp.                               120,000               3,960,000
MGIC Investment Corp.                     65,000               3,709,063
-------------------------------------------------------------------------
                                                            $ 12,225,313
-------------------------------------------------------------------------

Foods -- 3.0%
-------------------------------------------------------------------------
Tyson Foods, Inc.                        164,700            $  3,571,931
Unilever ADR                              92,000               7,262,250
-------------------------------------------------------------------------
                                                            $ 10,834,181
-------------------------------------------------------------------------

Insurance -- 7.3%
-------------------------------------------------------------------------
Allstate Corp. (The)                      60,000            $  5,493,750
General RE Corp.                          30,000               7,605,000
Mutual Risk Management Ltd.              186,600               6,799,238
SunAmerica, Inc.                         110,000               6,318,125
-------------------------------------------------------------------------
                                                            $ 26,216,113
-------------------------------------------------------------------------

Machinery -- 1.1%
-------------------------------------------------------------------------
Deere and Co.                             75,000            $  3,965,625
-------------------------------------------------------------------------
                                                            $  3,965,625
-------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio as of June 30, 1998
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                              Shares                Value
-------------------------------------------------------------------------

Medical Products -- 4.7%
-------------------------------------------------------------------------
Baxter International, Inc.                55,000            $  2,959,688
Boston Scientific Corp.*                  75,000               5,371,875
Sofamor Danek Group, Inc.*               100,300               8,682,218
-------------------------------------------------------------------------
                                                            $ 17,013,781
-------------------------------------------------------------------------

Metals and Minerals -- 2.1%
-------------------------------------------------------------------------
J & L Specialty Steel, Inc.              200,000            $  1,187,500
Potash Corp. of Saskatchewan**            55,000               4,155,938
Steel Dynamics Corp.*                    150,000               2,081,250
-------------------------------------------------------------------------
                                                            $  7,424,688
-------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.8%
-------------------------------------------------------------------------
Rowan Companies, Inc.*                   140,000            $  2,721,250
-------------------------------------------------------------------------
                                                            $  2,721,250
-------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.0%
-------------------------------------------------------------------------
Anadarko Petroleum Corp.                  60,000            $  4,031,250
Triton Energy Ltd.*                       90,000               3,211,875
-------------------------------------------------------------------------
                                                            $  7,243,125
-------------------------------------------------------------------------

Oil and Gas - Integrated -- 2.2%
-------------------------------------------------------------------------
Exxon Corp.                               67,280            $  4,797,905
Mobil Corp.                               40,000               3,065,000
-------------------------------------------------------------------------
                                                            $  7,862,905
-------------------------------------------------------------------------

Paper and Forest Products -- 0.8%
-------------------------------------------------------------------------
Plum Creek Timber Co., L.P.               90,000            $  2,705,625
-------------------------------------------------------------------------
                                                            $  2,705,625
-------------------------------------------------------------------------

Publishing -- 2.6%
-------------------------------------------------------------------------
Central Newspapers, Inc., Class A         70,000            $  4,882,500
McGraw-Hill Companies, Inc. (The)         56,500               4,608,281
-------------------------------------------------------------------------
                                                            $  9,490,781
-------------------------------------------------------------------------

REITS -- 3.3%
-------------------------------------------------------------------------
Equity Office Properties Trust           110,000            $  3,121,250
Equity Residential Properties Trust      101,400               4,810,163
Security Capital Group                     6,982                   2,400
Security Capital Industrial Trust        150,000               3,750,000
-------------------------------------------------------------------------
                                                            $ 11,683,813
-------------------------------------------------------------------------

Retail - Food and Drug -- 3.4%
-------------------------------------------------------------------------
CVS Corp.                                190,000            $  7,398,125
Safeway, Inc.*                           120,000               4,882,500
-------------------------------------------------------------------------
                                                            $ 12,280,625
-------------------------------------------------------------------------

Retail - Specialty and Apparel -- 4.0%
-------------------------------------------------------------------------
Fastenal Co.                              52,500            $  2,437,969
Home Depot, Inc. (The)                   100,000               8,306,249
Republic Industries, Inc.*               150,000               3,750,000
-------------------------------------------------------------------------
                                                            $ 14,494,218
-------------------------------------------------------------------------

Specialty Chemicals and Materials -- 1.4%
-------------------------------------------------------------------------
Corning, Inc.                             80,000            $  2,780,000
Millipore Corp.                           80,000               2,180,000
-------------------------------------------------------------------------
                                                            $  4,960,000
-------------------------------------------------------------------------

Telephone Utilities -- 1.0%
-------------------------------------------------------------------------
Ameritech Corp.                           80,896            $  3,630,208
-------------------------------------------------------------------------
                                                            $  3,630,208
-------------------------------------------------------------------------

Total Common Stocks
    (identified cost $146,306,236)                          $237,007,049
-------------------------------------------------------------------------


Convertible Preferred Stock -- 0.7%


Security                                 Shares             Value
-------------------------------------------------------------------------

Metals - Gold -- 0.7%
-------------------------------------------------------------------------
Freeport McMoRan Copper & Gold,
5% Series CV                             125,000            $  2,437,500
-------------------------------------------------------------------------
                                                            $  2,437,500
-------------------------------------------------------------------------

Total Convertible Preferred Stock
    (identified cost $2,872,500)                            $  2,437,500
-------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio as of June 30, 1998
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Corporate Bonds -- 18.7%


                                        Principal
                                        Amount
Security                                (000's Omitted)     Value
-------------------------------------------------------------------------
Air Products and Chemicals, Inc.,
7.34%, 6/15/26                          $    720            $    796,010
Associates Corp., N.A., 5.96%,
5/15/37                                    4,000               4,162,400
Bell Telephone Co., 8.35%, 12/15/30        3,000               3,795,030
Chesapeake Potomac Telephone Co.,
8.375%, 10/1/29                            2,850               3,582,650
Commercial Credit Corp., 7.875%,
2/1/25                                     2,000               2,345,640
Commercial Credit Corp., 6.625%,
6/1/15                                     1,350               1,416,731
Connecticut Light and Power Co.,
7.875%, 10/1/24                            3,775               4,523,469
General Motors Corp., 9.45%, 11/1/11       3,000               3,801,720
Grand Metropolitan Investments
Corp., 7.45%, 4/15/35                      3,090               3,501,372
Intermediate American Development
Bank, 8.40%, 9/1/09                        3,690               4,426,967
Intermediate American Development
Bank, 6.95%, 8/1/26                          220                 248,919
J.C. Penney, Inc., 7.40%, 4/1/37           2,075               2,322,195
Johnson Controls, Inc., 7.70%,             1,360               1,562,150
3/1/15
Lowe's Cos., Inc., 7.11%, 5/15/37          5,000               5,405,700
Mead Corp. (The), 6.84%, 3/1/37            2,000               2,106,500
Proctor and Gamble Co., 8.00%,
9/1/24                                     3,000               3,678,840
Seagram (Joseph) & Sons, Inc.,
9.65%, 8/15/18                             1,030               1,362,875
State Street Bank, 7.35%, 6/15/26          2,450               2,720,799
Tennessee Valley Power Authority,
6.235%, 7/15/45                              700                 727,090
Tennessee Valley Power Authority,
5.88%, 4/1/36                              3,350               3,496,429
Times Mirror Co., 6.61%, 9/15/27           3,250               3,415,328
Tribune Co., 6.25%, 11/10/26               1,000               1,027,690
TRW, Inc., MTN, 9.35%, 6/4/20                900               1,197,135
Willamette Industries, 7.35%, 7/1/26       1,200               1,325,664
Xerox Corp., 5.90%, 5/5/37                 3,000               3,105,630
Xerox Corp., 5.875%, 6/15/37               1,000               1,037,830
-------------------------------------------------------------------------

Total Corporate Bonds
    (identified cost $62,917,215)                           $ 67,092,763
-------------------------------------------------------------------------

U.S. Treasury Obligations -- 14.0%

                                        Principal
                                        Amount
Security                                (000's Omitted)     Value
-------------------------------------------------------------------------
FHLMC, PAC, CMO, Series 1206-GA,
7.00%, 3/15/18                          $  1,740            $  1,736,918
FHLMC, PAC, CMO, Series 1258-D,
8.00%, 9/15/05                             2,131               2,134,999
FHLMC, PAC, CMO, Series 34-C,
9.00%, 11/15/19                              203                 206,194
FHLMC, PAC, CMO, Series 41-F,
10.00%, 5/15/20                            1,470               1,596,716
FNMA, PAC, CMO, Series 1990 24-E,
9.00%, 3/25/20                             1,279               1,332,672
U.S. Treasury Note, 5.75%, 11/30/02       10,000              10,084,299
U.S. Treasury Note, 7.125%, 9/30/99       10,000              10,192,099
U.S. Treasury Note, 6.125%, 9/30/00        4,000               4,049,960
U.S. Treasury Note, 8.50%, 2/15/00        15,000              15,684,299
U.S. Treasury Note, 6.125%, 8/31/98        3,500               3,505,180
-------------------------------------------------------------------------

Total U.S. Treasury Obligations
    (identified cost $50,715,018)                           $ 50,523,336
-------------------------------------------------------------------------

Commercial Paper -- 1.6%

                                         Principal
                                         Amount
Security                                 (000's Omitted)    Value
-------------------------------------------------------------------------
General Electric Capital Corp.,           $5,712            $  5,712,000
6.10%, 7/1/98
-------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost $5,712,000)                             $  5,712,000
-------------------------------------------------------------------------

Total Investments -- 101.0%
    (identified cost $268,522,969)                          $362,772,648
-------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.0)%                    $ (3,479,649)
-------------------------------------------------------------------------


Net Assets -- 100%                                          $359,292,999
-------------------------------------------------------------------------

ADR - American Depositary Receipt
PAC - Planned Authorization Class
CMO - Collateralized Mortgage Obligations
REIT- Real Estate Investment Trust * Non-income producing security. ** Foreign security.



                       See notes to financial statements

Balanced Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost, $268,522,969)             $362,772,648
Cash                                                                     1,648
Receivable for investments sold                                         89,394
Interest and dividends receivable                                    2,243,532
Tax reclaim receivable                                                   3,377
Deferred organization expenses                                             520
--------------------------------------------------------------------------------
Total assets                                                      $365,111,119
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $  5,778,740
Payable to affiliate for Trustees' fees                                  9,950
Other accrued expenses                                                  29,430
--------------------------------------------------------------------------------
Total liabilities                                                 $  5,818,120
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $359,292,999
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $265,043,320
Net unrealized appreciation (computed on the basis
    of identified cost)                                             94,249,679
--------------------------------------------------------------------------------
Total                                                             $359,292,999
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $39,230)                         $  2,512,480
Interest                                                             3,557,199
--------------------------------------------------------------------------------
Total investment income                                           $  6,069,679
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                            $  1,070,461
Trustees fees and expenses                                              14,977
Custodian fee                                                           84,426
Legal and accounting services                                           17,100
Amortization of organization expenses                                    1,593
Miscellaneous                                                            2,759
--------------------------------------------------------------------------------
Total expenses                                                    $  1,191,316
--------------------------------------------------------------------------------

Net investment income                                             $  4,878,363
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $ 29,860,210
--------------------------------------------------------------------------------
Net realized gain                                                 $ 29,860,210
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $    316,120
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $    316,120
--------------------------------------------------------------------------------

Net realized and unrealized gain                                  $ 30,176,330
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 35,054,693
--------------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                       Six Months Ended
Increase (Decrease)                    June 30, 1998        Year Ended
in Net Assets                          (Unaudited)          December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                 $  4,878,363          $   8,365,076
    Net realized gain                       29,860,210             24,802,364
    Net change in unrealized
        appreciation (depreciation)            316,120             29,330,948
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                       $ 35,054,693          $  62,498,388
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                         $ 16,165,337          $  27,019,040
    Withdrawals                            (21,634,273)           (61,370,968)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions             $ (5,468,936)         $ (34,351,928)
--------------------------------------------------------------------------------

Net increase in net assets                $ 29,585,757          $  28,146,460
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $329,707,242          $ 301,560,782
--------------------------------------------------------------------------------
At end of period                          $359,292,999          $ 329,707,242
--------------------------------------------------------------------------------

                       See notes to financial statements

Balanced Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                           Six Months Ended        Year Ended December 31,             Year Ended January 31,
                                           June 30, 1998   --------------------------------------     ------------------------
                                           (Unaudited)        1997         1996         1995*            1995        1994**
------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses                                         0.68%+        0.69%         0.70%         0.71%+         0.70%        0.69%+
Net investment income                            2.80%+        2.62%         3.23%         3.83%+         4.25%        3.69%+
Portfolio Turnover                                 25%           37%           64%           47%            28%          15%
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $359,293      $329,707      $301,561      $276,375       $217,157     $230,334
------------------------------------------------------------------------------------------------------------------------------

+  Annualized.
*  For the eleven month period ended December 31, 1995.
** For the period from the start of business, October 28, 1993, to January 31, 1994.


                       See notes to financial statements

Balanced Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Balanced Portfolio (the "Portfolio") (formerly Investors Portfolio) is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt securities (other than mortgage-backed "pass through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage-backed "pass through" securities are valued using a matrix pricing system which takes into account yield differentials, anticipated prepayments and interest rates. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

   G Other -- Investment transactions are accounted for on a trade date basis.

Balanced Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I Interim Financial Statements -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the six months ended
   June 30, 1998 the fee was equivalent to 0.61% (annualized) of the Portfolio's average net assets for such period and amounted to $1,070,461. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.


3  Investments Transaction
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $55,963,740 and $59,807,945, respectively. Purchases and sales of U.S. Government/agency securities aggregated $30,685,430 and $26,012,777, respectively.


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of investments owned at June 30, 1998, as computed on a federal income tax basis, are as follows:


   Aggregate cost                                                  $268,522,969
   -----------------------------------------------------------------------------

   Gross unrealized appreciation                                   $104,138,145

   Gross unrealized depreciation                                     (9,888,466)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                                     $ 94,249,679
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


6  Risk Associated with Foreign Investments
   -----------------------------------------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

Balanced Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Name Change
   -----------------------------------------------------------------------------
   Effective May 1, 1998, the Investors Portfolio changed its name to the Balanced Portfolio.

Balanced Portfolio as of June 30, 1998

INVESTMENT MANAGEMENT


Balanced Portfolio

                     Officers
                     M. Dozier Gardner
                     President and Trustee

                     James B. Hawkes
                     Vice President and Trustee

                     Thomas E. Faust, Jr.
                     Vice President and
                     Portfolio Manager

                     Michael B. Terry
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     Independent Trustees
                     Donald R. Dwight
                     President, Dwight Partners, Inc.

                     Samuel L. Hayes, III
                     Jacob H. Schiff Professor of Investment
                     Banking, Harvard University Graduate School of Business Administration

                     Norton H. Reamer
                     Chairman and Chief Executive Officer, United Asset Management Corporation

                     John L. Thorndike
                     Formerly Director, Fiduciary Company Incorporated

                     Jack L. Treynor
                     Investment Adviser and Consultant

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